Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Columbia Short Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class A
Trading Symbol	NSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 35	0.69% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 1,598,730,398
Holdings Count | Holding	617
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%

Columbia Short Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class C
Trading Symbol	NSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 63	1.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 1,598,730,398
Holdings Count | Holding	617
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%

Columbia Short Term Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	NSTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 22	0.44% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 1,598,730,398
Holdings Count | Holding	617
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%

Columbia Short Term Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 19	0.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 1,598,730,398
Holdings Count | Holding	617
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%

Columbia Short Term Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 18	0.36% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 1,598,730,398
Holdings Count | Holding	617
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%

Columbia Short Term Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class S
Trading Symbol	NSTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 22	0.44% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 1,598,730,398
Holdings Count | Holding	617
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%

[1]	Annualized.